Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net of issuance costs	$ 645	$ 645	$ 645	$ 645